Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2015
INTANGIBLE ASSETS [Abstract]
Intangible Assets

	Cost	Accumulated Amortization	Net Book Value
Favorable lease terms December 31, 2013	$248,528	$(129,123)	$119,405
Additions	—	(23,287)	(23,287)
Accelerated amortization	(89,541)	67,478	(22,063)
Favorable lease terms December 31, 2014	$158,987	$(84,932)	$74,055
Additions	—	(9,310)	(9,310)
Favorable lease terms June 30, 2015	$158,987	$(94,242)	$64,745

Amortization of Favorable Lease Terms

	Three Month Period Ended		Six Month Period Ended
	June 30, 2015	June 30, 2014	June 30, 2015	June 30, 2014
Favorable lease terms charter-out	$(4,655)	$(4,655)	$(9,310)	$(13,976)
Acceleration of favorable lease term	—	—	—	(22,063)
Total	$(4,655)	$(4,655)	$(9,310)	$(36,039)

Aggregate Amortizations of Intangible Assets

Year	Amount
2016	$14,125
2017	13,389
2018	13,389
2019	11,624
2020	7,859
2021 and thereafter	4,359
$64,745